Intangible Assets, Net and Goodwill - Schedule of the Estimated Future Amortization Expense of Intangible Assets (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of the Estimated Future Amortization Expense of Intangible Assets [Abstract]
2026	$ 207
2027	62
Intangible assets, net	$ 269